Leases - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lessee, Lease, Description [Line Items]
Finance lease, renewal term	5 years
Total amortization of ROU assets	$ 12,285	$ 39,044
Lease term
Lessee, Lease, Description [Line Items]
Total amortization of ROU assets	$ 1,700	$ 23,500
Minimum | Real estate
Lessee, Lease, Description [Line Items]
Finance lease, renewal term	1 year
Maximum | Real estate
Lessee, Lease, Description [Line Items]
Finance lease, renewal term	20 years